Significant accounting judgements and estimates	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Significant accounting judgements and estimates

3. Significant accounting judgements and estimates

In preparing the consolidated financial statements, the directors are required to make judgements in applying the Group’s accounting policies and in making estimates and making assumptions about the future. These estimates could have a significant risk of causing a material adjustment to the carrying value of assets and liabilities in the future financial periods. The critical judgements that have been made in arriving at the amounts recognized in the consolidated financial statements are discussed below.

3.1	Revenue from contracts with customers – determining the timing of satisfaction of services

Revenue from the sale of electric vehicles, conversion kits and related products is recognized at a point in time when control transfers to the customer, generally upon delivery, subject to the relevant contractual terms.

Revenue from data center hosting and related services is recognized over time as the services are provided and the customer simultaneously receives and consumes the benefits. Recognition is based on the services delivered during the relevant period and does not involve a percentage-of-completion assessment.

Contract balances

Contract assets represent conditional rights to consideration for goods or services transferred to customers, while contract liabilities represent consideration received or due before the related performance obligations are satisfied.

Trade receivables are disclosed in Note 19. Contract assets amounted to US$0.064 million at June 30, 2026 (2025: US$0.221 million; 2024: US$0.254 million). Contract liabilities, presented as deferred income in Note 23, amounted to US$1.936 million (2025: US$0.011 million; 2024: US$0.010 million).

Revenue recognized from opening contract liabilities amounted to $ 0.011 million during the year June 30, 2026 (June 30, 2025: 0.010 million, June 30,2024: nil)

3.2	Impairment of non-financial assets

The assessment of impairment of non-financial assets involves significant judgement in identifying whether indicators of impairment exist and, where required, estimating the recoverable amount of the relevant asset or cash-generating unit (“CGU”).

Goodwill is tested annually for impairment or when events or changes to circumstances indicate that it might be impaired.

Where recoverable amount is determined using forecast cash flows, significant estimation uncertainty arises from assumptions including forecast revenues and margins, expected commercialization and growth, future funding requirements, discount rates and the timing of future cash flows. Changes in these assumptions could result in a materially different recoverable amount and impairment charge.

Impairment assessments require the use of estimates and assumptions. To assess impairment, estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time-value of money and risks specific to the related cash-generating unit. Judgement was applied in making estimates and assumptions about the future cash flows, including the appropriateness of discounts rates applied and operating performance (which includes production and sales volumes), as further disclosed in Note 13. These estimates and assumptions are subject to risk and uncertainty. Therefore, there is a possibility that changes in circumstances will impact on these projections, which may impact on the recoverable amount of assets and/or CGUs.

Intangibles impaired during FY 2025 were for Caret leases abandoned or not renewed. Additionally, some of the tangible assets of Tembo EV Pty Ltd (Tembo EV) and Tembo 4x4 e-LV B.V. were assessed to be impaired by the end of the fiscal year.

No impairment was charged during the financial year ended 2026 relating to intangibles and goodwill (2025: $1.6 million; 2024:29.8 million). (This comprises $1.6 million for the impairment of Caret’s remaining solar projects). During the year, the Group recognized an inventory write-down of US$0.05 million and an impairment loss on other receivables of US$0.56 million (2025 and 2024: nil).

3.3	Operating loss

In preparing the consolidated financial statements of the Group, judgement was applied with respect to those items which are presented in the Consolidated Statements of Comprehensive Loss as included within operating profit/(loss). Those revenues and expenses which are determined to be specifically related to the on-going operating activities of the business are included within operating profit/(loss). Expenses or charges to earnings which are not related to operating activities are one-time costs determined to be not representative of the normal trading activities of the business, or that arise from revaluation of assets, are reported below operating profit/loss.

3.4	Litigation provision

The recognition and measurement of litigation provisions requires significant judgement in assessing whether a present obligation exists, the probability of an outflow of resources and the amount and timing of any potential settlement. Management’s assessment considers the nature and status of individual claims, available legal advice, correspondence with counterparties and developments up to the date of approval of the financial statements. Given the inherent uncertainty associated with legal proceedings, the ultimate outcome and settlement amount may differ from the amounts provided. Further details are set out in Note 24.

3.5	Capitalization of product development costs

The Group capitalizes qualifying product development expenditure within its EV segment. Significant judgement is required in determining whether the recognition criteria of IAS 38 have been met, including the technical feasibility of completing the development, management’s intention and ability to complete and use or sell the resulting product, the availability of adequate technical and financial resources, the probability of future economic benefits and the ability to reliably measure directly attributable expenditure. Judgement is also required in determining when a project has progressed from the research phase to the development phase and therefore when capitalization should commence, together with assessing which costs are directly attributable to qualifying development activities.

In determining the amounts to be capitalized, management makes assumptions regarding the expected future cash generation, discount rates to be applied and the expected period of benefits. As of June 30, 2026, the carrying amount of capitalized development costs were $13.7 million (2025: $13.7 million; 2024: $11.6 million).

3.6	Income taxes

In recognizing income tax assets and liabilities, management makes estimates of the likely outcome of decisions by tax authorities on transactions and events whose treatment for tax purposes is uncertain. Where the outcome of such matters is different, or expected to be different, from previous assessments made by management, a change to the carrying value of the income tax assets and liabilities will be recorded in the period in which such determination is made. The carrying values of income tax assets and liabilities are disclosed separately in the Consolidated Statements of Financial Position.

3.7	Deferred tax assets

Deferred tax assets for unused tax losses and other timing differences amounting to $ 3.2 million at June 30, 2026 (June 30, 2025: $4.4 million; June 30, 2024: $4.1 million) are recognized to the extent that it is probable that sufficient taxable profit will be available against which the losses can be utilized. Management judgement is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and level of future taxable profits. To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Company to realize the deferred tax assets recorded at the reporting date could be impacted.

The recognition of deferred tax assets in respect of tax losses requires significant judgement and estimation in assessing whether sufficient future taxable profits will be available against which those losses can be utilized. In making this assessment, management considers the availability of taxable temporary differences, historical and forecast taxable performance, the timing of expected future taxable profits and any restrictions on the utilization of tax losses. At June 30, 2026, deferred tax assets arising from tax losses have been recognized only to the extent supported by corresponding taxable temporary differences and are fully offset against the related deferred tax liabilities. Accordingly, no net deferred tax asset arising from tax losses is recognized in the Consolidated Statement of Financial Position. No deferred tax asset has been recognized for the remaining tax losses where sufficient evidence of probable future taxable profits is not currently available. Management will reassess the recoverability of these losses as visibility over future taxable profits develops. Further details, including the Group’s unrecognized tax losses, are provided in Note 11.

At the reporting date, the Group had unused tax losses of $65.84 million (2025: $50.35 million; 2024: $8.02 million) for which deferred tax assets of $16.65 million (2025: $12.86 million; 2024: 2.00 million) have not been recognized. These amounts represent the remaining unused tax losses after recognizing deferred tax assets to the extent that they are supported by corresponding taxable temporary differences.

3.8	Fair value measurement

The fair values of financial assets and liabilities recorded in the consolidated statement of financial position are measured using valuation techniques including discounted cash flow (“DCF”) models. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required in establishing fair values. Changes in assumptions about these factors could affect the reported fair value. When the fair values of non-financial assets/Cash Generating Unit’s (CGU) need to be determined, for example in business combinations and for impairment testing purposes, they are measured using valuation techniques including the DCF model.